Schedule - Condensed Financial Information - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 365,460	$ 237,176	$ 277,823	$ 240,404
Cash flows from investing activities:
Proceeds from changes in ownership interests in MEMP			135,012
Changes in restricted cash	49,946	653	(49,347)	(3)
Net cash (used in) provided by investing activities	(1,496,677)	(235,883)	(367,443)	(606,738)
Cash flows from financing activities:
Advances on revolving credit facility	2,464,800	478,055	1,132,755	619,450
Payments on revolving credit facility	(2,441,900)	(900,368)	(1,766,037)	(251,569)
Proceeds from issuance of senior notes	1,092,425	397,563	1,031,563
Loan origination fees	(30,284)	(23,839)	(41,175)	(3,501)
Distributions to the Funds		(363,437)	(732,362)
Net cash (used in) provided by financing activities	1,063,812	32,261	117,950	361,761
Net change in cash and cash equivalents	(67,405)	33,554	28,330	(4,573)
Cash and cash equivalents, beginning of period	77,721	49,391	49,391	53,964
Cash and cash equivalents, end of period	10,316	82,945	77,721	49,391
MEMORIAL RESOURCE DEVELOPMENT LLC [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities			(3,556)	(75,088)
Cash flows from investing activities:
Investments in subsidiaries			(40,666)	(718)
Additions to furniture and fixtures			(461)	(903)
Proceeds from changes in ownership interests in MEMP			135,012
Changes in restricted cash			(50,000)
Net cash (used in) provided by investing activities			43,885	(1,621)
Cash flows from financing activities:
Advances on revolving credit facility				80,000
Payments on revolving credit facility			(80,000)
Proceeds from issuance of senior notes			343,000
Distributions received from subsidiaries (see Note 3)			448,349
Loan origination fees			(8,042)	(802)
Distributions to the Funds			(732,362)
Net cash (used in) provided by financing activities			(29,055)	79,198
Net change in cash and cash equivalents			11,274	2,489
Cash and cash equivalents, beginning of period		8,019	8,019	5,530
Cash and cash equivalents, end of period			$ 19,293	$ 8,019